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     Janus Fund 2

     2001 Semiannual Report

Table of Contents

          Portfolio Manager Commentary
            and Schedule of Investments ..........................   1

          Statement of Assets and Liabilities ....................   5

          Statement of Operations ................................   6

          Statement of Changes in Net Assets .....................   7

          Financial Highlights ...................................   8

          Notes to Schedule of Investments .......................   9

          Notes to Financial Statements ..........................  10

          Explanation of Charts and Tables .......................  13

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Did you notice?

You're now receiving one report for each fund that you own. We used to combine all 17 equity funds into one large report. The format change allows us to provide more relevant information to you and will reduce the Fund's printing and mailing costs.

Of course, if you'd like to keep track of other Janus funds, all reports are available online at www.janus.com.
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

Janus Fund 2

[PHOTO]
John Schreiber
portfolio manager

Janus Fund 2 launched December 29, 2000, into a storm of financial market volatility. Economic weakness, lowered earnings estimates and interest-rate reductions by the Federal Reserve contributed to the uncertainty during the period.

However, we're pleased to report that the Fund's all-weather characteristics served us well on a relative basis for the four months ended April 30, 2001. During this period, Janus Fund 2 declined 3.50%, yet outperformed its benchmark, the S&P 500 Index, which lost 5.01%.(1)

Our approach has been to try to look past transitory softness and position the Fund to rebound strongly when the economy finally recovers. Therefore, we've established positions in sectors that have historically anticipated economic recovery, such as the media and entertainment group. Because it carries significant debt on its collective balance sheet, is sensitive to consumer spending and is affected by changes in advertising budgets, the group should benefit both directly and indirectly from lower interest rates. Also positioned favorably is the brokerage sector. Historically, it has outperformed the S&P 500 Index dramatically during the 12 months following an initial interest-rate cut. Elsewhere, the personal computing segment has been one of the better-performing groups in the market, although, paradoxically, it has some of the lowest earnings visibility. Nevertheless, it's a cyclical business that led the technology market down and now appears well-poised to help lead it into positive territory later this year.

Contributing positively to the Fund's performance was Insight Enterprises, which performed strongly along with other PC-sensitive stocks. The company is a global direct marketer of brand-name computers, hardware and software. Likewise, Micron Technology also moved higher. As the world leader and low-cost producer in DRAM (Dynamic Random-Access Memory) production, Micron has a much stronger competitive position in a much stronger industry than it did during the last cyclical downturn. We believe the PC sector's painful period, which began about a year ago, is drawing to a close and that the group could be among the first to rebound.

AT&T Corp./Liberty Media Group, a Denver-based media holding company, also advanced. Its portfolio has strong historical performance and enables us to access privately held assets, such as Discovery Networks, that we would otherwise miss out on as public equity investors.

Detracting from the Fund was Enron, a new-age energy merchant. While the company has been a victim of negative psychology from many of the regulatory problems coming out of California, its earnings visibility has never been clearer. Enron has become the leader in its market by building new businesses and exploiting new technologies. As the U.S. energy industry continues through the long-term process of deregulation, the company is building a business that matches supply and demand in natural gas as well as in broadband communications and other commodities. Historically an asset-intensive pipeline, exploration and generation company, Enron has turned itself into a dominant energy player that continues to deliver fundamentally.

Looking into the second half of the year, we're becoming more optimistic for a number of reasons. Continued lower interest rates and the prospect for a lower tax burden are two clear positives. In addition, it appears that the heavy hand of government is becoming less heavy, with a more favorable regulatory environment emerging through several federal agencies. Finally, investor sentiment and expectations are low, while valuations have become more attractive than at any time in the past three years.

After successfully withstanding a down market year to date, we remain confident that the Fund will outperform when a favorable environment again prevails. Our goal as an all-weather fund is to preserve capital during the storms and emerge strongly when conditions improve.

Thank you for your investment in Janus Fund 2.

(1)  Both returns include reinvested dividends and distributions.

Past performance does not guarantee future results.

                                                 Janus Fund 2  April 30, 2001  1

Portfolio Profile
                                                                  April 30, 2001
--------------------------------------------------------------------------------
Equities                                                                   94.9%
  Foreign                                                                   3.8%
  European                                                                  2.4%
Top 10 Equities (% of Assets)                                              51.9%
Number of Stocks                                                              51
Cash and Cash Equivalents                                                   5.1%

Top 5 Industries
                                                                  April 30, 2001
--------------------------------------------------------------------------------
Multimedia                                                                 12.3%
Finance - Investment Bankers/Brokers                                        9.6%
Identification Systems and Devices                                          8.8%
Pipelines                                                                   6.1%
Medical - Biomedical and Genetic                                            5.5%

Top 10 Equity Holdings
                                                                  April 30, 2001
--------------------------------------------------------------------------------
AOL Time Warner, Inc.                                                       9.4%
Symbol Technologies, Inc.                                                   8.8%
Citigroup, Inc.                                                             4.8%
Enron Corp.                                                                 4.6%
Insight Enterprises, Inc.                                                   4.5%
Microsoft Corp.                                                             4.4%
Merrill Lynch & Company, Inc.                                               4.2%
Micron Technology, Inc.                                                     4.2%
Boeing Co.                                                                  4.0%
Pfizer, Inc.                                                                3.0%

Cumulative Total Return
for the period ended April 30, 2001
Since 12/29/00*
(3.50)%

Janus Fund 2 - $9,650
S&P 500 Index - $9,500

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Fund 2 and the S&P 500 Index. Janus Fund 2 is represented by a shaded area of green. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, December 29, 2000, through April 30, 2001. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Fund 2 ($9,650) as compared to the S&P 500 Index ($9,500).

*The Fund's inception date.
Source - Lipper, Inc. 2001.

Due to market volatility, current performance may be lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. A Fund's performance for very short time periods may not be indicative of future performance. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends, distributions and capital gains.

Standard & Poor's (S&P) is a corporation that rates stocks and corporate and municipal bonds according to risk profiles. The S&P 500 is an index of 500 major, large-cap US corporations. The Fund's portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Schedule Of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Common Stock - 94.9%
Advertising Agencies - 2.4%
     150,000     Omnicom Group, Inc. ........................    $    13,177,500

Aerospace and Defense - 4.0%
     350,000     Boeing Co. .................................         21,630,000

Applications Software - 4.7%
      50,000     Intuit, Inc.* ..............................    $     1,602,000
     350,000     Microsoft Corp.* ...........................         23,712,500

                                                                      25,314,500

Beverages - Non-Alcoholic - 0.9%
     100,000     Coca-Cola Co. ..............................          4,619,000

See Notes to Schedule of Investments.

2  Janus Fund 2  April 30, 2001

Schedule Of Investments (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Brewery - 0.5%
      50,000     Adolph Coors Co. - Class B .................    $     2,600,000

Broadcast Services and Programming - 2.6%
     750,000     AT&T Corp./Liberty Media Group - Class A* ..         12,000,000
      40,000     Clear Channel Communications, Inc.* ........          2,232,000

                                                                      14,232,000

Casino Hotels - 0.8%
     150,000     MGM Mirage, Inc.* ..........................          4,510,500

Commercial Banks - 0.5%
     265,768     Bank of Ireland ............................          2,565,859

Cosmetics and Toiletries - 1.0%
     100,000     Colgate-Palmolive Co. ......................          5,585,000

Diversified Financial Services - 4.8%
     525,000     Citigroup, Inc. ............................         25,803,750

Diversified Operations - 1.5%
     150,000     Tyco International, Ltd. ...................          8,005,500

Drug Delivery Systems - 0.1%
      11,460     Andrx Group, Inc.* .........................            676,140

Electric - Generation - 0.9%
     100,000     AES Corp.* .................................          4,767,000

Electronic Components - Semiconductors - 4.7%
     100,000     Alpha Industries, Inc.* ....................          2,457,000
     500,000     Micron Technology, Inc.* ...................         22,690,000

                                                                      25,147,000

Finance - Credit Card - 0.8%
      70,000     Capital One Financial Corp. ................          4,400,200

Finance - Investment Bankers/Brokers - 9.6%
     150,000     Goldman Sachs Group, Inc. ..................         13,665,000
     100,000     LaBranche & Company, Inc.* .................          3,600,000
      50,000     Legg Mason, Inc. ...........................          2,393,500
     125,000     Lehman Brothers Holdings, Inc. .............          9,093,750
     370,000     Merrill Lynch & Company, Inc. ..............         22,829,000

                                                                      51,581,250

Food - Retail - 0.6%
     100,000     Albertson's, Inc. ..........................          3,340,000

Hotels and Motels - 0.5%
      75,000     Starwood Hotels & Resorts Worldwide, Inc. ..          2,706,750

Identification Systems and Devices - 8.8%
   1,500,000     Symbol Technologies, Inc. ..................         47,250,000

Instruments - Scientific - 0.5%
      50,000     Millipore Corp. ............................          2,867,500

Medical - Biomedical and Genetic - 5.5%
     100,000     Alexion Pharmaceuticals, Inc.* .............          2,333,000
      90,000     Enzon, Inc.* ...............................          5,365,800
     150,000     Genentech, Inc.* ...........................          7,875,000
     425,000     Inhale Therapeutic Systems, Inc.* ..........         14,152,500

                                                                      29,726,300

Medical - Drugs - 3.3%
     375,000     Pfizer, Inc. ...............................         16,237,500
      50,000     Sepracor, Inc.* ............................          1,318,000

                                                                      17,555,500

Money Center Banks - 0.9%
     171,323     Banco Bilbao Vizcaya Argentaria S.A ........    $     2,433,215
     184,044     Standard Chartered PLC .....................          2,607,266

                                                                       5,040,481

Multi-Line Insurance - 2.3%
     150,000     American International Group, Inc. .........         12,270,000

Multimedia - 12.3%
   1,000,000     AOL Time Warner, Inc.* .....................         50,500,000
     300,000     Viacom, Inc. - Class B* ....................         15,618,000

                                                                      66,118,000

Oil and Gas Drilling - 0.5%
      50,000     Nabors Industries, Inc.* ...................          2,981,000

Oil Companies - Exploration and Production - 3.0%
     250,000     Anadarko Petroleum Corp. ...................         16,155,000

Oil Field Machinery and Equipment - 0.5%
      35,000     Smith International, Inc.* .................          2,841,650

Pipelines - 6.1%
      75,000     El Paso Corp. ..............................          5,160,000
     400,000     Enron Corp. ................................         25,088,000
      60,000     Williams Companies, Inc. ...................          2,530,200

                                                                      32,778,200

Retail - Computer Equipment - 4.5%
     900,000     Insight Enterprises, Inc.* .................         24,030,000

Savings/Loan/Thrifts - 0.7%
      75,000     Washington Mutual, Inc. ....................          3,744,750

Super-Regional Banks - 1.0%
     110,000     Wells Fargo & Co. ..........................          5,166,700

Telecommunication Equipment - 0.9%
     150,000     Nokia Oyj (ADR) ............................          5,128,500

Telephone - Integrated - 2.0%
     600,000     WorldCom, Inc.* ............................         10,950,000

Television - 1.2%
     300,000     Acme Communications, Inc.* .................          2,844,000
      80,000     Univision Communications, Inc. - Class A* ..          3,496,800

                                                                       6,340,800
--------------------------------------------------------------------------------
Total Common Stock (cost $481,702,813) ......................        511,606,330
--------------------------------------------------------------------------------
Repurchase Agreement - 6.3%
$ 33,800,000     ABN AMRO Securities, Inc., 4.63%
                   dated 4/30/01, maturing 5/1/01
                   to be repurchased at $33,804,347
                   collateralized by $36,564,850 in
                   U.S. Government Agencies, 4.95%-
                   9.8393%, 11/14/01-3/25/31; with a
                   value of $34,476,031 (cost $33,800,000) ..         33,800,000
--------------------------------------------------------------------------------
Total Investments (total cost $515,502,813) - 101.2% ........        545,406,330
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (1.2%)      (6,610,312)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $   538,796,018
--------------------------------------------------------------------------------

See Notes to Schedule of Investments.

                                                 Janus Fund 2  April 30, 2001  3

Summary of Investments by Country, April 30, 2001

Country                      % of Investment Securities             Market Value
--------------------------------------------------------------------------------
Bermuda                                            1.5%          $     8,005,500
Finland                                            0.9%                5,128,500
Ireland                                            0.5%                2,565,859
Spain                                              0.4%                2,433,215
United Kingdom                                     0.5%                2,607,266
United States++                                   96.2%              524,665,990
--------------------------------------------------------------------------------
Total                                            100.0%          $   545,406,330

++Includes Short-Term Securities (90.0% excluding Short-Term Securities)

See Notes to Schedule of Investments.

4  Janus Fund 2  April 30, 2001

Statement of Assets and Liabilities

As of April 30, 2001, (unaudited)
(all numbers in thousands
except net asset value per share)
--------------------------------------------------------------------------------
Assets:
Investments at cost                                                 $    515,503

Investments at value                                                $    545,406
  Cash                                                                     2,002
  Receivables:
    Investments sold                                                      12,957
    Fund shares sold                                                       4,374
    Dividends                                                                 52
    Interest                                                                   5
  Other assets                                                                --
--------------------------------------------------------------------------------
Total Assets                                                             564,796
--------------------------------------------------------------------------------
Liabilities:
  Payables:
    Investments purchased                                                 24,313
    Fund shares repurchased                                                1,154
    Advisory fees                                                            255
    Transfer agent fees and expenses                                          47
  Accrued expenses                                                           231
--------------------------------------------------------------------------------
Total Liabilities                                                         26,000
--------------------------------------------------------------------------------
Net Assets                                                          $    538,796
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                           55,826

--------------------------------------------------------------------------------
Net Asset Value Per Share                                           $       9.65
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                 Janus Fund 2  April 30, 2001  5

Statement of Operations

For the period ended
April 30, 2001, (unaudited)
(all numbers in thousands)(1)
--------------------------------------------------------------------------------
Investment Income:
  Interest                                                          $      1,158
  Dividends                                                                  675
  Foreign tax withheld                                                       (1)
--------------------------------------------------------------------------------
Total Investment Income                                                    1,832
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                            1,001
  Transfer agent fees and expenses                                           340
  Registration fees                                                          145
  Postage and mailing expenses                                                44
  Custodian fees                                                              21
  Printing expenses                                                           76
  Audit fees                                                                   6
  Trustees' fees and expenses                                                  1
  Other expenses                                                               6
--------------------------------------------------------------------------------
Total Expenses                                                             1,640
Expense and Fee Offsets                                                     (42)
Net Expenses                                                               1,598
Net Investment Income/(Loss)                                                 234
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                 (60,386)
  Net realized gain/(loss) from foreign currency transactions                 --
  Change in net unrealized appreciation or depreciation
    of investments and foreign currency translations                      29,904
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                  (30,482)
Net Increase/(Decrease) in Net Assets Resulting from Operations     $   (30,248)
--------------------------------------------------------------------------------

(1)  Fiscal period from December 29, 2000 (inception) to April 30, 2001.

See Notes to Financial Statements.

6  Janus Fund 2  April 30, 2001

Statement of Changes in Net Assets

For the period ended April 30, 2001, (unaudited)
(all numbers in thousands)(1)                                           2001
--------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                      $        234
  Net realized gain/(loss) from investment and
    foreign currency transactions                                       (60,386)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                      29,904
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations         (30,248)
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                                      --
  Net realized gain from investment transactions*                             --
--------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                                 --
--------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                            676,939
  Reinvested dividends and distributions                                      --
  Shares repurchased                                                   (107,895)
--------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                  569,044
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                    538,796
Net Assets:
  Beginning of period                                                         --
--------------------------------------------------------------------------------
  End of period                                                     $    538,796
--------------------------------------------------------------------------------

Net Assets Consist of:
  Capital (par value and paid-in surplus)*                          $    569,044
  Accumulated net investment income/(loss)*                                  234
  Accumulated net realized gain/(loss) from investments*                (60,386)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                         29,904
--------------------------------------------------------------------------------
                                                                    $    538,796
--------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                             67,403
  Reinvested distributions                                                    --
--------------------------------------------------------------------------------
Total                                                                     67,403
--------------------------------------------------------------------------------
  Shares repurchased                                                    (11,577)
Net Increase/(Decrease) in Fund Shares                                    55,826
Shares Outstanding, Beginning of Period                                       --
--------------------------------------------------------------------------------
Shares Outstanding, End of Period                                         55,826
--------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                           $    999,036
  Proceeds from sales of securities                                      456,947
  Purchases of long-term U.S. government obligations                          --
  Proceeds from sales of long-term U.S. government obligations                --

(1)  Fiscal period from December 29, 2000 (inception) to April 30, 2001.

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

                                                 Janus Fund 2  April 30, 2001  7

Financial Highlights

For a share outstanding during the
period ended April 30, 2001 (unaudited)(1)                              2001
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $      10.00
--------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                                --
  Net gains on securities (both realized and unrealized)                   (.35)
--------------------------------------------------------------------------------
Total from Investment Operations                                           (.35)
--------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)                                      --
  Distributions (from capital gains)                                          --
--------------------------------------------------------------------------------
Total Distributions                                                           --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $       9.65
--------------------------------------------------------------------------------
Total Return*                                                            (3.50)%
--------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                            $    538,796
Average Net Assets for the Period (in thousands)                    $    457,138
Ratio of Gross Expenses to Average Net Assets**(2)                         1.06%
Ratio of Net Expenses to Average Net Assets**(2)                           1.04%
Ratio of Net Investment Income/(Loss) to Average Net Assets**              0.15%
Portfolio Turnover Rate**                                                   289%

(1)  Fiscal period from December 29, 2000 (inception) to April 30, 2001.
(2)  See "Explanation of the Charts and Tables."
 * Total return not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

See Notes to Financial Statements.

8  Janus Fund 2  April 30, 2001

Notes to Schedule of Investments


*    Non-income-producing security

Repurchase Agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                                                 Janus Fund 2  April 30, 2001  9

Notes to Financial Statements


The following section describes the organization and significant accounting policies of the Fund and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Janus Fund 2 ("Fund") invests primarily in equity securities. The Fund is diversified as defined in the 1940 Act.

Janus Fund 2 began operations on December 29, 2000. Organization costs were borne by Janus Capital Corporation ("Janus Capital").

The following policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at their fair value as determined in good faith under procedures adopted by the Funds' Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Funds' custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

10  Janus Fund 2  April 30, 2001

Futures contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Fund may enter into "futures contracts" and "options" on securities, financial indexes and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which was effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities-Deferral of Effective Date of FASB Statement No. 133," delaying by one year the effective date of SFAS No. 133. The effective date for the Funds was November 1, 2000. In June 2000, the FASB issued No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," an amendment of SFAS No. 133. SFAS No. 133, as amended, may affect the accounting treatment of the Fund's derivative instruments and related assets. The Fund has determined that the impact on the Financial Statements, resulting from the adoption of this new standard, will be insignificant.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The Fund has not adopted this pronouncement. The Fund expects that the impact of the adoption of this principle will not be material to the Financial Statements.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

DIVIDEND DISTRIBUTIONS AND EXPENSES
The Fund generally declares and distributes dividends and capital gains (if any) annually. The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

FEDERAL INCOME TAXES
The Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

                                                Janus Fund 2  April 30, 2001  11

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The advisory agreement with the Fund spells out the fees that the Fund must pay for the period ended April 30, 2001. The Fund's management fee is equal to 0.65% of average daily net assets.

Janus Service Corporation ("Janus Service"), a wholly owned subsidiary of Janus Capital, receives an annual fee of 0.16% of average net assets per Fund, plus $4.00 per shareholder account for transfer agent services plus reimbursement of certain out-of-pocket expenses (primarily postage and telephone charges).

Officers and certain trustees of the Fund are also officers and/or directors of Janus Capital; however, they receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from an unaffiliated broker. Such credits are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated broker reduce transfer agent fees and expenses.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides fund accounting and shareholder accounting systems to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the period ended April 30, 2001, are noted below.

          DST Securities, Inc.          Fund
              Commissions              Expense
                  Paid*               Reduction*        DST Fees
--------------------------------------------------------------------------------
                   --                     --            $45,988
--------------------------------------------------------------------------------
*The difference between commissions paid to DST Securities, Inc. and expenses reduced constituted commissions paid to an unaffiliated clearing broker.

3.   FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The Fund has elected to treat gains and losses on forward currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2001, are as follows:

           Federal Tax      Unrealized        Unrealized          Net
              Cost         Appreciation     (Depreciation)   Appreciation
--------------------------------------------------------------------------------
          $526,802,109      $39,609,379      $(21,005,158)    $18,604,221
--------------------------------------------------------------------------------

12  Janus Fund 2  April 30, 2001

Explanation of Charts and Tables


1.   PERFORMANCE OVERVIEWS

Performance overview graphs on the previous pages compare the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indexes through April 30, 2001.

When comparing the performance of a Fund with an index, keep in mind that market indexes do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

Funds that invest in foreign securities also provide a summary of investments by country. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement,  entitled  "Investment Income," reports the
dividends   earned  from  stocks  and  interest  earned  from   interest-bearing
securities in the portfolio.

The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolios. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolios during the period.

                                                Janus Fund 2  April 30, 2001  13

"Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare each Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across the Funds for a number of reasons, including the differences in management fees, average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolios. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

14  Janus Fund 2  April 30, 2001

Notes

                                                Janus Fund 2  April 30, 2001  15

Notes

16  Janus Fund 2  April 30, 2001

Notes

                                                Janus Fund 2  April 30, 2001  17

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors, Inc. Member NASD. This material must be preceded or accompanied by a prospectus.
                                                                      J263-06/01